Taxes - Additional information (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Taxes
Cumulative net operating loss	$ 241,548	$ 1,799,000
Valuation allowance	60,387	287,186
Recovery in valuation allowance	$ 226,799	$ 29,336	$ 137,642